As filed with the Securities and Exchange Commission on August 18, 2021.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04980

    TCW Strategic Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

  865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

                    Los Angeles, CA 90017

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record

Issuer Name	Ticker	Security ID/CUSIP	Meeting Date	Proposal Text	Proponent	Voted?	Vote Cast	For/Against Management
ConocoPhillips	COP	20825C104	1/15/2021	Stock Issuance for Merger with Concho	Mgmt	Voted	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Strategic Income Fund, Inc.
(Registrant)

By:	/s/ David B. Lippman
David B. Lippman
President and Chief Executive Officer

Date: August 18, 2021